Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Portfolios, Inc.
Entity Central Index Key	0001015965
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000062188
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class ADV
Trading Symbol	IGHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 347,172,640
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$347,172,640 # of Portfolio Holdings242 Portfolio Turnover Rate38%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.3%
Countries-Other	4.7%
Italy	1.1%
Switzerland	1.1%
Spain	1.1%
Germany	1.4%
Australia	1.6%
Netherlands	1.9%
France	3.1%
United Kingdom	3.9%
Canada	4.1%
Japan	4.7%
United States	70.0%

Sector Allocation

Table Summary
Value	Value
Financials	25.0%
Information Technology	13.8%
Industrials	11.7%
Health Care	11.5%
Consumer Staples	8.4%
Energy	6.5%
Communication Services	6.4%
Utilities	5.4%
Real Estate	3.9%
Consumer Discretionary	3.1%
Materials	3.0%
Exchange-Traded Funds	0.6%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Microsoft Corp.	6.1%
Micron Technology, Inc.	2.0%
AbbVie, Inc.	1.5%
Johnson & Johnson	1.5%
Meta Platforms, Inc. - Class A	1.3%
Coca-Cola Co.	1.3%
Bank of Nova Scotia	0.9%
Union Pacific Corp.	0.9%
Altria Group, Inc.	0.9%
PepsiCo, Inc.	0.9%

C000062187
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class I
Trading Symbol	IIGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 347,172,640
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$347,172,640 # of Portfolio Holdings242 Portfolio Turnover Rate38%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.3%
Countries-Other	4.7%
Italy	1.1%
Switzerland	1.1%
Spain	1.1%
Germany	1.4%
Australia	1.6%
Netherlands	1.9%
France	3.1%
United Kingdom	3.9%
Canada	4.1%
Japan	4.7%
United States	70.0%

Sector Allocation

Table Summary
Value	Value
Financials	25.0%
Information Technology	13.8%
Industrials	11.7%
Health Care	11.5%
Consumer Staples	8.4%
Energy	6.5%
Communication Services	6.4%
Utilities	5.4%
Real Estate	3.9%
Consumer Discretionary	3.1%
Materials	3.0%
Exchange-Traded Funds	0.6%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Microsoft Corp.	6.1%
Micron Technology, Inc.	2.0%
AbbVie, Inc.	1.5%
Johnson & Johnson	1.5%
Meta Platforms, Inc. - Class A	1.3%
Coca-Cola Co.	1.3%
Bank of Nova Scotia	0.9%
Union Pacific Corp.	0.9%
Altria Group, Inc.	0.9%
PepsiCo, Inc.	0.9%

C000057556
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class S
Trading Symbol	IGHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 347,172,640
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$347,172,640 # of Portfolio Holdings242 Portfolio Turnover Rate38%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.3%
Countries-Other	4.7%
Italy	1.1%
Switzerland	1.1%
Spain	1.1%
Germany	1.4%
Australia	1.6%
Netherlands	1.9%
France	3.1%
United Kingdom	3.9%
Canada	4.1%
Japan	4.7%
United States	70.0%

Sector Allocation

Table Summary
Value	Value
Financials	25.0%
Information Technology	13.8%
Industrials	11.7%
Health Care	11.5%
Consumer Staples	8.4%
Energy	6.5%
Communication Services	6.4%
Utilities	5.4%
Real Estate	3.9%
Consumer Discretionary	3.1%
Materials	3.0%
Exchange-Traded Funds	0.6%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Microsoft Corp.	6.1%
Micron Technology, Inc.	2.0%
AbbVie, Inc.	1.5%
Johnson & Johnson	1.5%
Meta Platforms, Inc. - Class A	1.3%
Coca-Cola Co.	1.3%
Bank of Nova Scotia	0.9%
Union Pacific Corp.	0.9%
Altria Group, Inc.	0.9%
PepsiCo, Inc.	0.9%

C000074921
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class S2
Trading Symbol	IWTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 347,172,640
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$347,172,640 # of Portfolio Holdings242 Portfolio Turnover Rate38%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.3%
Countries-Other	4.7%
Italy	1.1%
Switzerland	1.1%
Spain	1.1%
Germany	1.4%
Australia	1.6%
Netherlands	1.9%
France	3.1%
United Kingdom	3.9%
Canada	4.1%
Japan	4.7%
United States	70.0%

Sector Allocation

Table Summary
Value	Value
Financials	25.0%
Information Technology	13.8%
Industrials	11.7%
Health Care	11.5%
Consumer Staples	8.4%
Energy	6.5%
Communication Services	6.4%
Utilities	5.4%
Real Estate	3.9%
Consumer Discretionary	3.1%
Materials	3.0%
Exchange-Traded Funds	0.6%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Microsoft Corp.	6.1%
Micron Technology, Inc.	2.0%
AbbVie, Inc.	1.5%
Johnson & Johnson	1.5%
Meta Platforms, Inc. - Class A	1.3%
Coca-Cola Co.	1.3%
Bank of Nova Scotia	0.9%
Union Pacific Corp.	0.9%
Altria Group, Inc.	0.9%
PepsiCo, Inc.	0.9%

C000200207
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class ADV
Trading Symbol	VIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 937,867,513
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$937,867,513 # of Portfolio Holdings240 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.3%
Financials	11.8%
Communication Services	9.1%
Industrials	9.1%
Consumer Discretionary	9.1%
Health Care	8.8%
Consumer Staples	4.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%
Materials	1.3%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.1%
Alphabet, Inc. - Class A	5.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.8%
Johnson & Johnson	1.5%
Tesla, Inc.	1.4%

C000023722
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class I
Trading Symbol	IPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 937,867,513
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$937,867,513 # of Portfolio Holdings240 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.3%
Financials	11.8%
Communication Services	9.1%
Industrials	9.1%
Consumer Discretionary	9.1%
Health Care	8.8%
Consumer Staples	4.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%
Materials	1.3%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.1%
Alphabet, Inc. - Class A	5.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.8%
Johnson & Johnson	1.5%
Tesla, Inc.	1.4%

C000023723
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class S
Trading Symbol	IPLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 937,867,513
Holdings Count | Holding	240
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$937,867,513 # of Portfolio Holdings240 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.3%
Financials	11.8%
Communication Services	9.1%
Industrials	9.1%
Consumer Discretionary	9.1%
Health Care	8.8%
Consumer Staples	4.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%
Materials	1.3%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.1%
Alphabet, Inc. - Class A	5.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.8%
Johnson & Johnson	1.5%
Tesla, Inc.	1.4%

C000023724
Shareholder Report [Line Items]
Fund Name	Voya Index Plus MidCap Portfolio
Class Name	Class I
Trading Symbol	IPMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
AssetsNet	$ 836,113,547
Holdings Count | Holding	332
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$836,113,547 # of Portfolio Holdings332 Portfolio Turnover Rate28%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.8%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Industrials	25.6%
Information Technology	14.6%
Financials	14.4%
Consumer Discretionary	10.2%
Health Care	8.8%
Real Estate	7.3%
Materials	5.1%
Energy	4.1%
Consumer Staples	3.6%
Utilities	2.9%
Communication Services	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Curtiss-Wright Corp.	1.2%
US Foods Holding Corp.	1.1%
nVent Electric PLC	1.0%
Pure Storage, Inc. - Class A	1.0%
ATI, Inc.	0.9%
TechnipFMC PLC	0.8%
Watts Water Technologies, Inc. - Class A	0.8%
Illumina, Inc.	0.8%
Twilio, Inc. - Class A	0.8%
Neurocrine Biosciences, Inc.	0.8%

C000023725
Shareholder Report [Line Items]
Fund Name	Voya Index Plus MidCap Portfolio
Class Name	Class S
Trading Symbol	IPMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
AssetsNet	$ 836,113,547
Holdings Count | Holding	332
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$836,113,547 # of Portfolio Holdings332 Portfolio Turnover Rate28%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.8%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Industrials	25.6%
Information Technology	14.6%
Financials	14.4%
Consumer Discretionary	10.2%
Health Care	8.8%
Real Estate	7.3%
Materials	5.1%
Energy	4.1%
Consumer Staples	3.6%
Utilities	2.9%
Communication Services	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Curtiss-Wright Corp.	1.2%
US Foods Holding Corp.	1.1%
nVent Electric PLC	1.0%
Pure Storage, Inc. - Class A	1.0%
ATI, Inc.	0.9%
TechnipFMC PLC	0.8%
Watts Water Technologies, Inc. - Class A	0.8%
Illumina, Inc.	0.8%
Twilio, Inc. - Class A	0.8%
Neurocrine Biosciences, Inc.	0.8%

C000023726
Shareholder Report [Line Items]
Fund Name	Voya Index Plus SmallCap Portfolio
Class Name	Class I
Trading Symbol	IPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$34	0.61%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%
AssetsNet	$ 422,635,857
Holdings Count | Holding	483
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$422,635,857 # of Portfolio Holdings483 Portfolio Turnover Rate31%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	2.6%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Financials	17.9%
Industrials	17.0%
Information Technology	14.8%
Consumer Discretionary	13.0%
Health Care	11.9%
Real Estate	6.0%
Materials	4.9%
Energy	4.8%
Communication Services	3.2%
Consumer Staples	3.0%
Utilities	1.9%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(1.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Element Solutions, Inc.	1.0%
Granite Construction, Inc.	0.8%
Enova International, Inc.	0.8%
EnPro Industries, Inc.	0.8%
ESCO Technologies, Inc.	0.7%
Viasat, Inc.	0.7%
FormFactor, Inc.	0.7%
M/I Homes, Inc.	0.6%
Franklin Electric Co., Inc.	0.6%
ACM Research, Inc. - Class A	0.6%

C000023727
Shareholder Report [Line Items]
Fund Name	Voya Index Plus SmallCap Portfolio
Class Name	Class S
Trading Symbol	IPSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$48	0.86%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.86%
AssetsNet	$ 422,635,857
Holdings Count | Holding	483
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$422,635,857 # of Portfolio Holdings483 Portfolio Turnover Rate31%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	2.6%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Financials	17.9%
Industrials	17.0%
Information Technology	14.8%
Consumer Discretionary	13.0%
Health Care	11.9%
Real Estate	6.0%
Materials	4.9%
Energy	4.8%
Communication Services	3.2%
Consumer Staples	3.0%
Utilities	1.9%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(1.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Element Solutions, Inc.	1.0%
Granite Construction, Inc.	0.8%
Enova International, Inc.	0.8%
EnPro Industries, Inc.	0.8%
ESCO Technologies, Inc.	0.7%
Viasat, Inc.	0.7%
FormFactor, Inc.	0.7%
M/I Homes, Inc.	0.6%
Franklin Electric Co., Inc.	0.6%
ACM Research, Inc. - Class A	0.6%

C000060418
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class ADV
Trading Symbol	IIIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 709,493,352
Holdings Count | Holding	692
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$709,493,352 # of Portfolio Holdings692 Portfolio Turnover Rate3%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	10.9%
Sweden	2.9%
Italy	3.2%
Spain	3.7%
Switzerland	4.9%
Netherlands	5.9%
Australia	7.0%
France	7.9%
United States	8.3%
Germany	8.4%
United Kingdom	10.7%
Japan	22.9%

Sector Allocation

Table Summary
Value	Value
Financials	24.2%
Industrials	18.3%
Information Technology	11.8%
Health Care	10.0%
Consumer Discretionary	7.9%
Consumer Staples	6.5%
Materials	5.8%
Utilities	3.8%
Communication Services	3.7%
Energy	3.2%
Real Estate	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
ASML Holding NV	3.4%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

C000060419
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class I
Trading Symbol	IIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 709,493,352
Holdings Count | Holding	692
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$709,493,352 # of Portfolio Holdings692 Portfolio Turnover Rate3%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	10.9%
Sweden	2.9%
Italy	3.2%
Spain	3.7%
Switzerland	4.9%
Netherlands	5.9%
Australia	7.0%
France	7.9%
United States	8.3%
Germany	8.4%
United Kingdom	10.7%
Japan	22.9%

Sector Allocation

Table Summary
Value	Value
Financials	24.2%
Industrials	18.3%
Information Technology	11.8%
Health Care	10.0%
Consumer Discretionary	7.9%
Consumer Staples	6.5%
Materials	5.8%
Utilities	3.8%
Communication Services	3.7%
Energy	3.2%
Real Estate	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
ASML Holding NV	3.4%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

C000060420
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class S
Trading Symbol	INTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 709,493,352
Holdings Count | Holding	692
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$709,493,352 # of Portfolio Holdings692 Portfolio Turnover Rate3%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	10.9%
Sweden	2.9%
Italy	3.2%
Spain	3.7%
Switzerland	4.9%
Netherlands	5.9%
Australia	7.0%
France	7.9%
United States	8.3%
Germany	8.4%
United Kingdom	10.7%
Japan	22.9%

Sector Allocation

Table Summary
Value	Value
Financials	24.2%
Industrials	18.3%
Information Technology	11.8%
Health Care	10.0%
Consumer Discretionary	7.9%
Consumer Staples	6.5%
Materials	5.8%
Utilities	3.8%
Communication Services	3.7%
Energy	3.2%
Real Estate	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
ASML Holding NV	3.4%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

C000074922
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class S2
Trading Symbol	ISIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 709,493,352
Holdings Count | Holding	692
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$709,493,352 # of Portfolio Holdings692 Portfolio Turnover Rate3%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	10.9%
Sweden	2.9%
Italy	3.2%
Spain	3.7%
Switzerland	4.9%
Netherlands	5.9%
Australia	7.0%
France	7.9%
United States	8.3%
Germany	8.4%
United Kingdom	10.7%
Japan	22.9%

Sector Allocation

Table Summary
Value	Value
Financials	24.2%
Industrials	18.3%
Information Technology	11.8%
Health Care	10.0%
Consumer Discretionary	7.9%
Consumer Staples	6.5%
Materials	5.8%
Utilities	3.8%
Communication Services	3.7%
Energy	3.2%
Real Estate	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
ASML Holding NV	3.4%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

C000076102
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class ADV
Trading Symbol	IRLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,543,257,761
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,543,257,761 # of Portfolio Holdings103 Portfolio Turnover Rate36%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Information Technology	55.8%
Communication Services	16.6%
Consumer Discretionary	8.3%
Industrials	7.6%
Health Care	4.7%
Financials	4.4%
Consumer Staples	1.2%
Exchange-Traded Funds	0.9%
Real Estate	0.2%
Materials	0.1%
Energy	0.0%
Utilities	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	14.0%
Apple, Inc.	7.1%
Alphabet, Inc. - Class A	6.3%
Broadcom, Inc.	5.6%
Alphabet, Inc. - Class C	5.1%
Micron Technology, Inc.	4.8%
Tesla, Inc.	4.5%
Microsoft Corp.	4.5%
Meta Platforms, Inc. - Class A	3.6%
Eli Lilly & Co.	3.3%

C000076103
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class I
Trading Symbol	IRLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,543,257,761
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,543,257,761 # of Portfolio Holdings103 Portfolio Turnover Rate36%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Information Technology	55.8%
Communication Services	16.6%
Consumer Discretionary	8.3%
Industrials	7.6%
Health Care	4.7%
Financials	4.4%
Consumer Staples	1.2%
Exchange-Traded Funds	0.9%
Real Estate	0.2%
Materials	0.1%
Energy	0.0%
Utilities	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	14.0%
Apple, Inc.	7.1%
Alphabet, Inc. - Class A	6.3%
Broadcom, Inc.	5.6%
Alphabet, Inc. - Class C	5.1%
Micron Technology, Inc.	4.8%
Tesla, Inc.	4.5%
Microsoft Corp.	4.5%
Meta Platforms, Inc. - Class A	3.6%
Eli Lilly & Co.	3.3%

C000076104
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class S
Trading Symbol	IRLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,543,257,761
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,543,257,761 # of Portfolio Holdings103 Portfolio Turnover Rate36%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Information Technology	55.8%
Communication Services	16.6%
Consumer Discretionary	8.3%
Industrials	7.6%
Health Care	4.7%
Financials	4.4%
Consumer Staples	1.2%
Exchange-Traded Funds	0.9%
Real Estate	0.2%
Materials	0.1%
Energy	0.0%
Utilities	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	14.0%
Apple, Inc.	7.1%
Alphabet, Inc. - Class A	6.3%
Broadcom, Inc.	5.6%
Alphabet, Inc. - Class C	5.1%
Micron Technology, Inc.	4.8%
Tesla, Inc.	4.5%
Microsoft Corp.	4.5%
Meta Platforms, Inc. - Class A	3.6%
Eli Lilly & Co.	3.3%

C000060424
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,070,107,440
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,070,107,440 # of Portfolio Holdings202 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	40.3%
Financials	11.4%
Communication Services	10.9%
Consumer Discretionary	9.3%
Health Care	8.5%
Industrials	8.0%
Consumer Staples	4.3%
Energy	2.3%
Materials	1.3%
Utilities	1.2%
Exchange-Traded Funds	1.1%
Real Estate	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	3.0%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	2.2%

C000060425
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,070,107,440
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,070,107,440 # of Portfolio Holdings202 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	40.3%
Financials	11.4%
Communication Services	10.9%
Consumer Discretionary	9.3%
Health Care	8.5%
Industrials	8.0%
Consumer Staples	4.3%
Energy	2.3%
Materials	1.3%
Utilities	1.2%
Exchange-Traded Funds	1.1%
Real Estate	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	3.0%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	2.2%

C000060426
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 1,070,107,440
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,070,107,440 # of Portfolio Holdings202 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	40.3%
Financials	11.4%
Communication Services	10.9%
Consumer Discretionary	9.3%
Health Care	8.5%
Industrials	8.0%
Consumer Staples	4.3%
Energy	2.3%
Materials	1.3%
Utilities	1.2%
Exchange-Traded Funds	1.1%
Real Estate	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	3.0%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	2.2%

C000074924
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 1,070,107,440
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,070,107,440 # of Portfolio Holdings202 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	40.3%
Financials	11.4%
Communication Services	10.9%
Consumer Discretionary	9.3%
Health Care	8.5%
Industrials	8.0%
Consumer Staples	4.3%
Energy	2.3%
Materials	1.3%
Utilities	1.2%
Exchange-Traded Funds	1.1%
Real Estate	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	3.0%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	2.2%

C000076109
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class ADV
Trading Symbol	IRVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
AssetsNet	$ 320,925,630
Holdings Count | Holding	153
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$320,925,630 # of Portfolio Holdings153 Portfolio Turnover Rate33%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	21.6%
Financials	19.8%
Health Care	13.4%
Consumer Discretionary	11.4%
Industrials	8.8%
Consumer Staples	8.1%
Energy	5.0%
Communication Services	3.5%
Materials	2.7%
Utilities	2.6%
Real Estate	1.8%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Amazon.com, Inc.	8.2%
Apple, Inc.	7.4%
Microsoft Corp.	5.4%
Berkshire Hathaway, Inc. - Class B	3.6%
JPMorgan Chase & Co.	3.4%
Intel Corp.	2.4%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.2%
Cisco Systems, Inc.	1.8%
Walmart, Inc.	1.8%

C000076106
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class I
Trading Symbol	IRVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
AssetsNet	$ 320,925,630
Holdings Count | Holding	153
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$320,925,630 # of Portfolio Holdings153 Portfolio Turnover Rate33%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	21.6%
Financials	19.8%
Health Care	13.4%
Consumer Discretionary	11.4%
Industrials	8.8%
Consumer Staples	8.1%
Energy	5.0%
Communication Services	3.5%
Materials	2.7%
Utilities	2.6%
Real Estate	1.8%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Amazon.com, Inc.	8.2%
Apple, Inc.	7.4%
Microsoft Corp.	5.4%
Berkshire Hathaway, Inc. - Class B	3.6%
JPMorgan Chase & Co.	3.4%
Intel Corp.	2.4%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.2%
Cisco Systems, Inc.	1.8%
Walmart, Inc.	1.8%

C000076107
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class S
Trading Symbol	IRVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 320,925,630
Holdings Count | Holding	153
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$320,925,630 # of Portfolio Holdings153 Portfolio Turnover Rate33%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	21.6%
Financials	19.8%
Health Care	13.4%
Consumer Discretionary	11.4%
Industrials	8.8%
Consumer Staples	8.1%
Energy	5.0%
Communication Services	3.5%
Materials	2.7%
Utilities	2.6%
Real Estate	1.8%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Amazon.com, Inc.	8.2%
Apple, Inc.	7.4%
Microsoft Corp.	5.4%
Berkshire Hathaway, Inc. - Class B	3.6%
JPMorgan Chase & Co.	3.4%
Intel Corp.	2.4%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.2%
Cisco Systems, Inc.	1.8%
Walmart, Inc.	1.8%

C000076111
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class I
Trading Symbol	IRGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 77,509,783
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$77,509,783 # of Portfolio Holdings271 Portfolio Turnover Rate55%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.2%
Common Stock	98.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.8%
Industrials	21.2%
Health Care	12.5%
Consumer Discretionary	11.8%
Communication Services	5.6%
Financials	4.5%
Energy	3.8%
Utilities	2.6%
Real Estate	2.2%
Consumer Staples	2.0%
Materials	1.6%
Exchange-Traded Funds	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.3%
Snowflake, Inc. - Class A	2.3%
Cloudflare, Inc. - Class A	2.1%
Teradyne, Inc.	2.1%
Astera Labs, Inc.	2.0%
Simon Property Group, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Robinhood Markets, Inc. - Class A	1.7%
Lumentum Holdings, Inc.	1.7%
Targa Resources Corp.	1.5%

C000076112
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class S
Trading Symbol	IRGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 77,509,783
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$77,509,783 # of Portfolio Holdings271 Portfolio Turnover Rate55%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.2%
Common Stock	98.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.8%
Industrials	21.2%
Health Care	12.5%
Consumer Discretionary	11.8%
Communication Services	5.6%
Financials	4.5%
Energy	3.8%
Utilities	2.6%
Real Estate	2.2%
Consumer Staples	2.0%
Materials	1.6%
Exchange-Traded Funds	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.3%
Snowflake, Inc. - Class A	2.3%
Cloudflare, Inc. - Class A	2.1%
Teradyne, Inc.	2.1%
Astera Labs, Inc.	2.0%
Simon Property Group, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Robinhood Markets, Inc. - Class A	1.7%
Lumentum Holdings, Inc.	1.7%
Targa Resources Corp.	1.5%

C000076113
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class S2
Trading Symbol	IRGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 77,509,783
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$77,509,783 # of Portfolio Holdings271 Portfolio Turnover Rate55%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.2%
Common Stock	98.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.8%
Industrials	21.2%
Health Care	12.5%
Consumer Discretionary	11.8%
Communication Services	5.6%
Financials	4.5%
Energy	3.8%
Utilities	2.6%
Real Estate	2.2%
Consumer Staples	2.0%
Materials	1.6%
Exchange-Traded Funds	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.3%
Snowflake, Inc. - Class A	2.3%
Cloudflare, Inc. - Class A	2.1%
Teradyne, Inc.	2.1%
Astera Labs, Inc.	2.0%
Simon Property Group, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Robinhood Markets, Inc. - Class A	1.7%
Lumentum Holdings, Inc.	1.7%
Targa Resources Corp.	1.5%

C000060427
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$48	0.91%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
AssetsNet	$ 711,738,932
Holdings Count | Holding	839
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$711,738,932 # of Portfolio Holdings839 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.0%
Exchange-Traded Funds	0.3%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Industrials	18.4%
Information Technology	15.9%
Financials	13.6%
Health Care	10.7%
Consumer Discretionary	9.2%
Real Estate	6.6%
Utilities	6.0%
Energy	5.7%
Materials	5.2%
Consumer Staples	4.7%
Communication Services	3.5%
Exchange-Traded Funds	0.3%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	0.6%
Snowflake, Inc. - Class A	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cloudflare, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Teradyne, Inc.	0.5%
Marathon Petroleum Corp.	0.5%
Astera Labs, Inc.	0.5%
Simon Property Group, Inc.	0.5%
United Rentals, Inc.	0.5%

C000060428
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
AssetsNet	$ 711,738,932
Holdings Count | Holding	839
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$711,738,932 # of Portfolio Holdings839 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.0%
Exchange-Traded Funds	0.3%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Industrials	18.4%
Information Technology	15.9%
Financials	13.6%
Health Care	10.7%
Consumer Discretionary	9.2%
Real Estate	6.6%
Utilities	6.0%
Energy	5.7%
Materials	5.2%
Consumer Staples	4.7%
Communication Services	3.5%
Exchange-Traded Funds	0.3%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	0.6%
Snowflake, Inc. - Class A	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cloudflare, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Teradyne, Inc.	0.5%
Marathon Petroleum Corp.	0.5%
Astera Labs, Inc.	0.5%
Simon Property Group, Inc.	0.5%
United Rentals, Inc.	0.5%

C000060429
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 711,738,932
Holdings Count | Holding	839
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$711,738,932 # of Portfolio Holdings839 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.0%
Exchange-Traded Funds	0.3%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Industrials	18.4%
Information Technology	15.9%
Financials	13.6%
Health Care	10.7%
Consumer Discretionary	9.2%
Real Estate	6.6%
Utilities	6.0%
Energy	5.7%
Materials	5.2%
Consumer Staples	4.7%
Communication Services	3.5%
Exchange-Traded Funds	0.3%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	0.6%
Snowflake, Inc. - Class A	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cloudflare, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Teradyne, Inc.	0.5%
Marathon Petroleum Corp.	0.5%
Astera Labs, Inc.	0.5%
Simon Property Group, Inc.	0.5%
United Rentals, Inc.	0.5%

C000074925
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
AssetsNet	$ 711,738,932
Holdings Count | Holding	839
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$711,738,932 # of Portfolio Holdings839 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.0%
Exchange-Traded Funds	0.3%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Industrials	18.4%
Information Technology	15.9%
Financials	13.6%
Health Care	10.7%
Consumer Discretionary	9.2%
Real Estate	6.6%
Utilities	6.0%
Energy	5.7%
Materials	5.2%
Consumer Staples	4.7%
Communication Services	3.5%
Exchange-Traded Funds	0.3%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	0.6%
Snowflake, Inc. - Class A	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cloudflare, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Teradyne, Inc.	0.5%
Marathon Petroleum Corp.	0.5%
Astera Labs, Inc.	0.5%
Simon Property Group, Inc.	0.5%
United Rentals, Inc.	0.5%

C000060430
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$52	0.94%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%
AssetsNet	$ 407,283,113
Holdings Count | Holding	1,790
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$407,283,113 # of Portfolio Holdings1,790 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(17.9)%
Short-Term Investments	19.1%
Certificate of Deposit	0.2%
Corporate Bonds/Notes	0.5%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Health Care	19.7%
Financials	18.1%
Industrials	14.7%
Information Technology	14.2%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	5.6%
Materials	4.1%
Utilities	2.6%
Communication Services	2.3%
Consumer Staples	1.9%
Short-Term Investments	19.8%
Liabilities in Excess of Other Assets	(17.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Moog, Inc. - Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

C000060431
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$24	0.44%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%
AssetsNet	$ 407,283,113
Holdings Count | Holding	1,790
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$407,283,113 # of Portfolio Holdings1,790 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(17.9)%
Short-Term Investments	19.1%
Certificate of Deposit	0.2%
Corporate Bonds/Notes	0.5%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Health Care	19.7%
Financials	18.1%
Industrials	14.7%
Information Technology	14.2%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	5.6%
Materials	4.1%
Utilities	2.6%
Communication Services	2.3%
Consumer Staples	1.9%
Short-Term Investments	19.8%
Liabilities in Excess of Other Assets	(17.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Moog, Inc. - Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

C000060432
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
AssetsNet	$ 407,283,113
Holdings Count | Holding	1,790
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$407,283,113 # of Portfolio Holdings1,790 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(17.9)%
Short-Term Investments	19.1%
Certificate of Deposit	0.2%
Corporate Bonds/Notes	0.5%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Health Care	19.7%
Financials	18.1%
Industrials	14.7%
Information Technology	14.2%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	5.6%
Materials	4.1%
Utilities	2.6%
Communication Services	2.3%
Consumer Staples	1.9%
Short-Term Investments	19.8%
Liabilities in Excess of Other Assets	(17.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Moog, Inc. - Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

C000074926
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$46	0.84%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%
AssetsNet	$ 407,283,113
Holdings Count | Holding	1,790
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$407,283,113 # of Portfolio Holdings1,790 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(17.9)%
Short-Term Investments	19.1%
Certificate of Deposit	0.2%
Corporate Bonds/Notes	0.5%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Health Care	19.7%
Financials	18.1%
Industrials	14.7%
Information Technology	14.2%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	5.6%
Materials	4.1%
Utilities	2.6%
Communication Services	2.3%
Consumer Staples	1.9%
Short-Term Investments	19.8%
Liabilities in Excess of Other Assets	(17.9)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Moog, Inc. - Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

C000074663
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class ADV
Trading Symbol	IASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$74	1.37%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.37%
AssetsNet	$ 218,562,979
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$218,562,979 # of Portfolio Holdings192 Portfolio Turnover Rate48%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(3.4)%
Short-Term Investments	3.6%
Exchange-Traded Funds	2.3%
Common Stock	97.5%

Sector Allocation

Table Summary
Value	Value
Industrials	20.2%
Information Technology	18.0%
Health Care	17.3%
Financials	16.2%
Real Estate	6.0%
Consumer Discretionary	4.9%
Materials	4.5%
Utilities	4.1%
Communication Services	3.2%
Exchange-Traded Funds	2.3%
Energy	2.0%
Consumer Staples	1.1%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(3.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
iShares Russell 2000 ETF	2.3%
CareTrust REIT, Inc.	2.0%
Mueller Water Products, Inc. - Class A	1.7%
Kohl's Corp.	1.4%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.4%
Flowserve Corp.	1.4%
Applied Industrial Technologies, Inc.	1.2%
GEO Group, Inc.	1.2%

C000023730
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class I
Trading Symbol	IVCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
AssetsNet	$ 218,562,979
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$218,562,979 # of Portfolio Holdings192 Portfolio Turnover Rate48%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(3.4)%
Short-Term Investments	3.6%
Exchange-Traded Funds	2.3%
Common Stock	97.5%

Sector Allocation

Table Summary
Value	Value
Industrials	20.2%
Information Technology	18.0%
Health Care	17.3%
Financials	16.2%
Real Estate	6.0%
Consumer Discretionary	4.9%
Materials	4.5%
Utilities	4.1%
Communication Services	3.2%
Exchange-Traded Funds	2.3%
Energy	2.0%
Consumer Staples	1.1%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(3.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
iShares Russell 2000 ETF	2.3%
CareTrust REIT, Inc.	2.0%
Mueller Water Products, Inc. - Class A	1.7%
Kohl's Corp.	1.4%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.4%
Flowserve Corp.	1.4%
Applied Industrial Technologies, Inc.	1.2%
GEO Group, Inc.	1.2%

C000163202
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class R6
Trading Symbol	VSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 218,562,979
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$218,562,979 # of Portfolio Holdings192 Portfolio Turnover Rate48%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(3.4)%
Short-Term Investments	3.6%
Exchange-Traded Funds	2.3%
Common Stock	97.5%

Sector Allocation

Table Summary
Value	Value
Industrials	20.2%
Information Technology	18.0%
Health Care	17.3%
Financials	16.2%
Real Estate	6.0%
Consumer Discretionary	4.9%
Materials	4.5%
Utilities	4.1%
Communication Services	3.2%
Exchange-Traded Funds	2.3%
Energy	2.0%
Consumer Staples	1.1%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(3.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
iShares Russell 2000 ETF	2.3%
CareTrust REIT, Inc.	2.0%
Mueller Water Products, Inc. - Class A	1.7%
Kohl's Corp.	1.4%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.4%
Flowserve Corp.	1.4%
Applied Industrial Technologies, Inc.	1.2%
GEO Group, Inc.	1.2%

C000023731
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class S
Trading Symbol	IVPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$61	1.12%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%
AssetsNet	$ 218,562,979
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$218,562,979 # of Portfolio Holdings192 Portfolio Turnover Rate48%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(3.4)%
Short-Term Investments	3.6%
Exchange-Traded Funds	2.3%
Common Stock	97.5%

Sector Allocation

Table Summary
Value	Value
Industrials	20.2%
Information Technology	18.0%
Health Care	17.3%
Financials	16.2%
Real Estate	6.0%
Consumer Discretionary	4.9%
Materials	4.5%
Utilities	4.1%
Communication Services	3.2%
Exchange-Traded Funds	2.3%
Energy	2.0%
Consumer Staples	1.1%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(3.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
iShares Russell 2000 ETF	2.3%
CareTrust REIT, Inc.	2.0%
Mueller Water Products, Inc. - Class A	1.7%
Kohl's Corp.	1.4%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.4%
Flowserve Corp.	1.4%
Applied Industrial Technologies, Inc.	1.2%
GEO Group, Inc.	1.2%

C000060421
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class ADV
Trading Symbol	ILUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 539,732,696
Holdings Count | Holding	4,534
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$539,732,696 # of Portfolio Holdings4,534 Portfolio Turnover Rate183%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.7%
Asset-Backed Securities	0.4%
Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	1.2%
Sovereign Bonds	2.3%
Corporate Bonds/Notes	24.2%
U.S. Government Agency Obligations	25.0%
U.S. Treasury Obligations	40.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/15/29	8.3%
United States Treasury Notes, 4.250%, 06/30/33	6.2%
United States Treasury Notes, 4.125%, 06/30/28	5.4%
United States Treasury Notes, 4.125%, 06/30/31	4.9%
United States Treasury Notes, 4.375%, 05/15/36	4.0%
United States Treasury Bonds, 5.000%, 05/15/46	3.4%
United States Treasury Bonds, 3.000%, 08/15/52	2.6%
United States Treasury Bonds, 4.250%, 11/15/40	1.8%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.4%
United States Treasury Bonds, 4.750%, 02/15/41	1.3%

C000060422
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class I
Trading Symbol	ILBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
AssetsNet	$ 539,732,696
Holdings Count | Holding	4,534
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$539,732,696 # of Portfolio Holdings4,534 Portfolio Turnover Rate183%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.7%
Asset-Backed Securities	0.4%
Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	1.2%
Sovereign Bonds	2.3%
Corporate Bonds/Notes	24.2%
U.S. Government Agency Obligations	25.0%
U.S. Treasury Obligations	40.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/15/29	8.3%
United States Treasury Notes, 4.250%, 06/30/33	6.2%
United States Treasury Notes, 4.125%, 06/30/28	5.4%
United States Treasury Notes, 4.125%, 06/30/31	4.9%
United States Treasury Notes, 4.375%, 05/15/36	4.0%
United States Treasury Bonds, 5.000%, 05/15/46	3.4%
United States Treasury Bonds, 3.000%, 08/15/52	2.6%
United States Treasury Bonds, 4.250%, 11/15/40	1.8%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.4%
United States Treasury Bonds, 4.750%, 02/15/41	1.3%

C000060423
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class S
Trading Symbol	ILABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 539,732,696
Holdings Count | Holding	4,534
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$539,732,696 # of Portfolio Holdings4,534 Portfolio Turnover Rate183%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.7%
Asset-Backed Securities	0.4%
Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	1.2%
Sovereign Bonds	2.3%
Corporate Bonds/Notes	24.2%
U.S. Government Agency Obligations	25.0%
U.S. Treasury Obligations	40.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/15/29	8.3%
United States Treasury Notes, 4.250%, 06/30/33	6.2%
United States Treasury Notes, 4.125%, 06/30/28	5.4%
United States Treasury Notes, 4.125%, 06/30/31	4.9%
United States Treasury Notes, 4.375%, 05/15/36	4.0%
United States Treasury Bonds, 5.000%, 05/15/46	3.4%
United States Treasury Bonds, 3.000%, 08/15/52	2.6%
United States Treasury Bonds, 4.250%, 11/15/40	1.8%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.4%
United States Treasury Bonds, 4.750%, 02/15/41	1.3%

C000074923
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class S2
Trading Symbol	IUSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 539,732,696
Holdings Count | Holding	4,534
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$539,732,696 # of Portfolio Holdings4,534 Portfolio Turnover Rate183%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.7%
Asset-Backed Securities	0.4%
Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	1.2%
Sovereign Bonds	2.3%
Corporate Bonds/Notes	24.2%
U.S. Government Agency Obligations	25.0%
U.S. Treasury Obligations	40.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/15/29	8.3%
United States Treasury Notes, 4.250%, 06/30/33	6.2%
United States Treasury Notes, 4.125%, 06/30/28	5.4%
United States Treasury Notes, 4.125%, 06/30/31	4.9%
United States Treasury Notes, 4.375%, 05/15/36	4.0%
United States Treasury Bonds, 5.000%, 05/15/46	3.4%
United States Treasury Bonds, 3.000%, 08/15/52	2.6%
United States Treasury Bonds, 4.250%, 11/15/40	1.8%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.4%
United States Treasury Bonds, 4.750%, 02/15/41	1.3%

C000240433
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series EM Portfolio
Class Name	Portfolio
Trading Symbol	VVIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series EM Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
AssetsNet	$ 640,692,496
Holdings Count | Holding	947
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$640,692,496 # of Portfolio Holdings947 Portfolio Turnover Rate15%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.0%
Countries-Other	5.4%
Poland	1.0%
Thailand	1.0%
United Arab Emirates	1.1%
Mexico	1.7%
Saudi Arabia	2.3%
South Africa	2.5%
Brazil	3.6%
India	10.9%
China	18.4%
South Korea	23.7%
Taiwan	27.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	45.4%
Financials	18.0%
Consumer Discretionary	7.2%
Industrials	6.6%
Communication Services	5.9%
Materials	5.3%
Energy	3.0%
Consumer Staples	2.6%
Health Care	2.3%
Utilities	1.8%
Real Estate	0.9%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(0.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	9.1%
SK Hynix, Inc.	7.7%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	1.6%
MediaTek, Inc.	1.6%
Delta Electronics, Inc.	1.0%
SK Square Co. Ltd.	0.8%
Hon Hai Precision Industry Co. Ltd.	0.8%
HDFC Bank Ltd.	0.8%

C000240434
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series I Portfolio
Class Name	Portfolio
Trading Symbol	VVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series I Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 2,299,370,190
Holdings Count | Holding	715
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,299,370,190 # of Portfolio Holdings715 Portfolio Turnover Rate8%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
Countries-Other	10.8%
Sweden	2.9%
Italy	3.2%
Spain	3.7%
Switzerland	4.9%
Netherlands	5.9%
Australia	7.0%
France	7.9%
United States	8.2%
Germany	8.3%
United Kingdom	10.6%
Japan	22.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.1%
Industrials	18.2%
Information Technology	11.8%
Health Care	10.0%
Consumer Discretionary	7.8%
Consumer Staples	6.5%
Materials	5.8%
Utilities	3.7%
Communication Services	3.6%
Energy	3.2%
Real Estate	1.5%
Corporate Bond	0.1%
Corporate Bond-Foreign	0.0%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
ASML Holding NV	3.4%
HSBC Holdings PLC	1.4%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%

C000240435
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series MC Portfolio
Class Name	Portfolio
Trading Symbol	VVIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series MC Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 353,119,910
Holdings Count | Holding	829
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$353,119,910 # of Portfolio Holdings829 Portfolio Turnover Rate29%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	0.9%
Exchange-Traded Funds	0.5%
Common Stock	99.4%

Sector Allocation

Table Summary
Value	Value
Industrials	18.4%
Information Technology	15.9%
Financials	13.5%
Health Care	10.7%
Consumer Discretionary	9.2%
Real Estate	6.6%
Utilities	6.0%
Energy	5.7%
Materials	5.2%
Consumer Staples	4.7%
Communication Services	3.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	0.6%
Snowflake, Inc. - Class A	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cloudflare, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Teradyne, Inc.	0.5%
Marathon Petroleum Corp.	0.5%
Astera Labs, Inc.	0.5%
Simon Property Group, Inc.	0.5%
United Rentals, Inc.	0.5%

C000240436
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series SC Portfolio
Class Name	Portfolio
Trading Symbol	VVICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series SC Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 217,490,240
Holdings Count | Holding	1,726
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$217,490,240 # of Portfolio Holdings1,726 Portfolio Turnover Rate20%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	4.2%
Common Stock	98.6%

Sector Allocation

Table Summary
Value	Value
Health Care	19.7%
Financials	18.2%
Industrials	14.8%
Information Technology	14.2%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	5.7%
Materials	4.2%
Utilities	2.6%
Communication Services	2.4%
Consumer Staples	1.9%
Short-Term Investments	4.2%
Liabilities in Excess of Other Assets	(2.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Moog, Inc. - Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%